Document and Entity Information	6 Months Ended
Dec. 31, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	H1
Trading Symbol	DEO
Entity Registrant Name	DIAGEO PLC
Entity Central Index Key	0000835403
Current Fiscal Year End Date	--06-30